Concentration of Credit Risk (Details)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Customer A [Member] | Sales [Member]
Product Information [Line Items]
Concentration Risk, Percentage	6.99%	11.22%
Customer A [Member] | Trade receivables [Member]
Product Information [Line Items]
Concentration Risk, Percentage	8.82%	6.46%
Customer B [Member] | Sales [Member]
Product Information [Line Items]
Concentration Risk, Percentage	0.00%	4.13%
Customer B [Member] | Trade receivables [Member]
Product Information [Line Items]
Concentration Risk, Percentage	0.72%	24.36%
Supplier A [Member] | Purchases [Member]
Product Information [Line Items]
Concentration Risk, Percentage	0.00%	33.77%
Supplier A [Member] | Trade payables [Member]
Product Information [Line Items]
Concentration Risk, Percentage	0.00%	0.00%
Supplier B [Member] | Purchases [Member]
Product Information [Line Items]
Concentration Risk, Percentage	11.47%	37.93%
Supplier B [Member] | Trade payables [Member]
Product Information [Line Items]
Concentration Risk, Percentage	39.80%	10.35%
Supplier C [Member] | Purchases [Member]
Product Information [Line Items]
Concentration Risk, Percentage	0.00%	0.00%
Supplier C [Member] | Trade payables [Member]
Product Information [Line Items]
Concentration Risk, Percentage	27.04%	53.03%
Supplier D [Member] | Purchases [Member]
Product Information [Line Items]
Concentration Risk, Percentage	0.00%	21.09%
Supplier D [Member] | Trade payables [Member]
Product Information [Line Items]
Concentration Risk, Percentage	0.00%	0.00%
Customer C [Member] | Sales [Member]
Product Information [Line Items]
Concentration Risk, Percentage	0.00%	15.21%
Customer C [Member] | Trade receivables [Member]
Product Information [Line Items]
Concentration Risk, Percentage	0.04%	10.16%
Customer D [Member] | Sales [Member]
Product Information [Line Items]
Concentration Risk, Percentage	0.00%	5.83%
Customer D [Member] | Trade receivables [Member]
Product Information [Line Items]
Concentration Risk, Percentage	45.60%	31.08%
Customer E [Member] | Sales [Member]
Product Information [Line Items]
Concentration Risk, Percentage	8.91%	0.00%
Customer E [Member] | Trade receivables [Member]
Product Information [Line Items]
Concentration Risk, Percentage	0.00%	0.00%
Supplier E [Member] | Purchases [Member]
Product Information [Line Items]
Concentration Risk, Percentage	25.70%	0.00%
Supplier E [Member] | Trade payables [Member]
Product Information [Line Items]
Concentration Risk, Percentage	0.89%	0.00%
Supplier F [Member] | Purchases [Member]
Product Information [Line Items]
Concentration Risk, Percentage	18.60%	0.00%
Supplier F [Member] | Trade payables [Member]
Product Information [Line Items]
Concentration Risk, Percentage	3.20%	0.00%